CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)	Total	Additional Paid-in Capital	Accumulated Deficit	Class A ordinary shares Common Stock	Class B ordinary shares Common Stock
Balance at the beginning at Feb. 18, 2021	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 18, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,281			$ 719
Issuance of Class B ordinary shares to Sponsor (in shares)					7,187,500
Net income loss	(25,306)		(25,306)
Balance at the end at Mar. 31, 2021	(306)	24,281	(25,306)	$ 0	$ 719
Balance at the end (in shares) at Mar. 31, 2021				0	7,187,500
Balance at the beginning at Feb. 18, 2021	0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 18, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income loss	(690,800)
Balance at the end at Sep. 30, 2021	(7,642,612)	0	(7,643,391)	$ 91	$ 688
Balance at the end (in shares) at Sep. 30, 2021				907,000	6,875,000
Balance at the beginning at Feb. 18, 2021	0	0	0	$ 0	$ 0
Balance at the beginning (in shares) at Feb. 18, 2021				0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B ordinary shares to Sponsor	25,000	24,281			$ 719
Issuance of Class B ordinary shares to Sponsor (in shares)					7,187,500
Sale of private placement shares to Sponsor	9,070,000	9,069,909		$ 91
Sale of private placement shares to Sponsor (in shares)				907,000
Accretion of Class A ordinary shares subject to possible redemption amount	(16,099,366)	(9,094,190)	(7,005,176)
Forfeiture of Class B ordinary shares		31			$ (31)
Forfeiture of Class B ordinary shares (in shares)					(312,500)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit	52,553	(31)	52,584
Net income loss	(1,100,581)		(1,100,581)
Balance at the end at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the end (in shares) at Dec. 31, 2021				907,000	6,875,000
Balance at the beginning at Mar. 31, 2021	(306)	24,281	(25,306)	$ 0	$ 719
Balance at the beginning (in shares) at Mar. 31, 2021				0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of private placement shares to Sponsor	9,070,000	9,069,909		$ 91
Sale of private placement shares to Sponsor (in shares)				907,000
Accretion of Class A ordinary shares subject to possible redemption amount	(16,099,366)	(9,094,190)	(7,005,176)
Net income loss	(310,439)		(310,439)
Balance at the end at Jun. 30, 2021	(7,340,111)	0	(7,340,921)	$ 91	$ 719
Balance at the end (in shares) at Jun. 30, 2021				907,000	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of Class B ordinary shares		31			$ (31)
Forfeiture of Class B ordinary shares (in shares)					(312,500)
Subsequent measurement of Class A ordinary shares subject to redemption against additional paid-in capital and accumulated deficit	52,553	(31)	52,584
Net income loss	(355,054)		(355,054)
Balance at the end at Sep. 30, 2021	(7,642,612)	0	(7,643,391)	$ 91	$ 688
Balance at the end (in shares) at Sep. 30, 2021				907,000	6,875,000
Balance at the beginning at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income loss	(352,885)		(352,885)
Balance at the end at Mar. 31, 2022	(8,405,279)	0	(8,406,058)	$ 91	$ 688
Balance at the end (in shares) at Mar. 31, 2022				907,000	6,875,000
Balance at the beginning at Dec. 31, 2021	(8,052,394)	0	(8,053,173)	$ 91	$ 688
Balance at the beginning (in shares) at Dec. 31, 2021				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income loss	(61,659)
Balance at the end at Sep. 30, 2022	(9,019,997)	0	(9,020,776)	$ 91	$ 688
Balance at the end (in shares) at Sep. 30, 2022				907,000	6,875,000
Balance at the beginning at Mar. 31, 2022	(8,405,279)	0	(8,406,058)	$ 91	$ 688
Balance at the beginning (in shares) at Mar. 31, 2022				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income loss	(238,753)		(238,753)
Increase in redemption value of Class A ordinary shares subject to possible redemption	(43,954)		(43,954)
Balance at the end at Jun. 30, 2022	(8,687,986)	0	(8,688,765)	$ 91	$ 688
Balance at the end (in shares) at Jun. 30, 2022				907,000	6,875,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income loss	529,979		529,979
Increase in redemption value of Class A ordinary shares subject to possible redemption	(861,990)		(861,990)
Balance at the end at Sep. 30, 2022	$ (9,019,997)	$ 0	$ (9,020,776)	$ 91	$ 688
Balance at the end (in shares) at Sep. 30, 2022				907,000	6,875,000